Other Financial Assets (Tables)	12 Months Ended
Feb. 28, 2022
Other Financial Assets [Abstract]
Schedule of other financial assets
	As of February 28
Figures in Rand thousands	2022	2021

Non-current assets
Derivative – call option [1]	1,359	–

Current assets
Derivative – put option [2]	15,305	–
Restricted cash [3]	–	882,420
	16,664	882,420